Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Property and Equipment
(a)	Breakdown

	Year ended December 31, 2016
	Gross			Depreciation	Net
	BRL			BRL	BRL
Leasehold improvements		51,270		(16,517)		34,753
Machinery and equipment		20,918		(7,119)		13,799
Hardware		27,815		(13,869)		13,946
Facilities		6,694		(1,920)		4,774
Furniture and fixture		4,915		(1,633)		3,282
Vehicles		328		(65)		263
Construction in progress		3,385		—		3,385

Total property and equipment, net	R$	115,325	R$	(41,123)	R$	74,202

	Year ended December 31, 2017
	Gross		Depreciation	Net		Net
	BRL		BRL	BRL		USD
Leasehold improvements		54,868	(18,404)		36,464		11,023
Machinery and equipment		21,114	(8,502)		12,612		3,813
Hardware		29,907	(17,687)		12,220		3,694
Facilities		7,201	(2,533)		4,668		1,411
Furniture and fixture		6,295	(2,130)		4,165		1,259
Vehicles		165	(87)		78		24
Construction in progress		2,832	—		2,832		856

Total property and equipment, net	R$	122,382	R$ (49,343)	R$	73,039	US$	22,080

(b)	Movement for the year

	Leasehold		Machinery and						Furniture and				Construction
	improvements		equipment		Hardware		Facilities		fixture		Vehicles		in progress		Total		Total
	BRL		BRL		BRL		BRL		BRL		BRL		BRL		BRL		USD
As of January 1, 2015		28,532		10,412		8,664		4,211		2,839		57		27		54,742

Additions		2,131		4,525		4,536		1,963		530		129		7,902		21,716
Disposals		(519)		(113)		(117)		(4)		(76)		(3)		—		(832)
Depreciation for the year		(2,258)		(1,521)		(3,482)		(569)		(495)		(33)		—		(8,358)
Tranfers		5,583		291		559		272		174		—		(6,642)		237
Net exchange differences arising from translation adjustments		(6)		2		99		59		23		—		—		177

As of December 31, 2015	R$	33,463	R$	13,596	R$	10,259	R$	5,932	R$	2,995	R$	150	R$	1,287	R$	67,682

Additions		10,903		2,569		7,403		758		1,218		157		3,384		26,392
Disposals		(180)		(76)		(220)		(39)		(194)		(1)		—		(710)
Depreciation for the year		(9,833)		(2,012)		(4,054)		(725)		(629)		(36)		—		(17,289)
Tranfers		602		—		673		—		11		—		(1,286)		—
Net exchange differences arising from translation adjustments		(202)		(278)		(115)		(1,152)		(119)		(7)		—		(1,873)

As of December 31, 2016		34,753		13,799		13,946		4,774		3,282		263		3,385		74,202	22,431

Additions		358		207		2,018		543		701		—		4,084		7,911	2,391
Disposals		—		—		(23)		(7)		(17)		(152)		—		(199)	(60)
Depreciation for the year		(1,944)		(1,444)		(3,925)		(657)		(524)		(34)		—		(8,528)	(2,578)
Tranfers		3,340		131		206		205		755		—		(4,637)		—	—
Net exchange differences arising from translation adjustments		(43)		(81)		(2)		(190)		(32)		1		—		(347)	(104)

As of December 31, 2017	R$	36,464	R$	12,612	R$	12,220	R$	4,668	R$	4,165	R$	78	R$	2,832	R$	73,039	22,080